Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,567,000
Previously Paid Amount	0.00
Total Fee Amount	3,761.21
Total Offset Amount	0.00
Net Fee	3,761.21
Narrative - Max Aggregate Offering Price	$ 24,567,000
Final Prospectus	true